Employee expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee expenses	$ 152,066	$ 95,971	$ 30,051
Adjustments for increase (decrease) in employee benefit liabilities	$ 56,100	$ 65,900